Lesses - Summary Of The Components Of Lease Cost Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 1,922	$ 1,769	$ 1,624